CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012
Change in foreign currency translation, tax effects	$ 50	$ 35	$ 13
Change in fair value of derivatives, tax benefit/(expense)	(297)	(351)	73
Adjustment for net losses/(gains) realized and included in net income, tax expense/(benefit)	(36)	255	220
Change in fair value of marketable securities, tax benefit/(expense)	(153)	458	(421)
Adjustment for net losses/(gains) realized and included in net income, tax expense/(benefit)	$ 71	$ 82	$ 68